Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of basic and diluted loss per share

The table below summarizes the Company’s basic and diluted loss per share calculations (in thousands, except share and per share amounts):

	Years Ended December 31,
	2021	2020
Net loss	$(88,564)	$(136,392)

Weighted average shares outstanding
Basic	60,101,499	34,833,211
Diluted	60,101,499	34,833,211

Basic loss per common share	$(1.47)	$(3.92)
Diluted loss per common share	$(1.47)	$(3.92)

Schedule of antidilutive securities excluded from computation	The following table summarizes the shares excluded from the weighted average number of common shares outstanding, as the impact would be anti-dilutive (in thousands):

	December 31,
	2021	2020
Warrants	47,442	37,500
Restricted stock units	2,211	149
Total	49,653	37,649